Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	FinVolution Group
Entity Central Index Key	0001691445
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	001-38269
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building G1, No. 999 Dangui Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201203
Entity Address, Country	CN
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Class A Ordinary Shares [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	843,996,769
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NYSE
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	569,200,000
American Depositary Share [Member]
Document Information [Line Items]
Trading Symbol	FINV
Title of 12(b) Security	American depositary shares
Security Exchange Name	NYSE
Class A and Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,413,196,769
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Building G1, No. 999 Dangui Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201203
Entity Address, Country	CN
City Area Code	86
Local Phone Number	21 8030 3200
Contact Personnel Name	Jiayuan Xu, Chief Financial Officer
Contact Personnel Email Address	xujiayuan@xinye.com